INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense [Abstract]
Current expense		$ 10,237	$ 0	$ 1,927
Deferred expense		1,088	9,294	10,071
Change in statutory rate		0	0	5,965
Income tax expense		$ 11,325	$ 9,294	$ 17,963
Increase in income tax expense	$ 6,000
Statutory federal income tax rate		21.00%	21.00%	35.00%
Reconciliation of income tax expense [Abstract]
Statutory rate applied to income before income tax		$ 12,130	$ 10,318	$ 13,453
Tax-exempt income		(375)	(383)	(777)
Bank owned life insurance		(233)	(229)	(372)
Share-based compensation		(204)	(367)	(287)
Unrecognized tax benefit		(134)	(162)	(123)
Non-deductible meals, entertainment and memberships		86	85	64
Change in statutory rate		0	0	5,965
Other, net		55	32	40
Income tax expense		11,325	9,294	17,963
Deferred tax assets [Abstract]
Allowance for loan losses		5,355	5,052
Lease liabilities		1,744	0
Property and equipment		1,528	1,569
Share based compensation		808	900
Unrealized loss on derivative financial instruments		459	33
Reserve for unfunded lending commitments		324	272
Deferred compensation		285	253
Loss reimbursement on sold loans reserve		185	165
Non accrual loan interest income		173	179
Other than temporary impairment charge on securities available for sale		147	187
Vehicle service contract counterparty contingency reserve		38	70
Alternative minimum tax credit carry forward		0	1,686
Unrealized loss on securities available for sale		0	1,113
Unrealized loss on equity securities		0	295
Purchase premiums, net		0	71
Other		0	161
Gross deferred tax assets		11,046	12,006
Deferred tax liabilities [Abstract]
Capitalized mortgage loan servicing rights		4,026	4,494
Deferred loan fees		1,852	1,706
Lease right of use asset		1,739	0
Unrealized gain on securities available for sale		994	0
Purchase premiums, net		293	0
Federal Home Loan Bank stock		27	27
Other		43	0
Gross deferred tax liabilities		8,974	6,227
Deferred tax assets, net		2,072	5,779
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year		588	724	840
Additions based on tax positions related to the current year		20	26	7
Reductions due to the statute of limitations		(170)	(162)	(123)
Reductions due to settlements		0	0	0
Balance at end of year	724	438	588	724
Unrecognized tax benefits of effective tax rate		100
Penalties and interest expense		0	0	0
Penalties and interest accrued	$ 0	$ 0	$ 0	$ 0
Open tax year		2016